Short Term Investments (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Short Term Investments [Abstract]
Gain/loss amount	¥ 88.3	$ 12.7	¥ 2.5	¥ 12.3